Long-Lived Assets by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,888	$ 5,889	$ 4,845
Reportable Geographical Components | Americas
Segment Reporting Information [Line Items]
Property and equipment, net	1,694	1,045	605
Reportable Geographical Components | Americas | United States
Segment Reporting Information [Line Items]
Property and equipment, net	1,693	1,044	604
Reportable Geographical Components | Americas | Other
Segment Reporting Information [Line Items]
Property and equipment, net	1	1	1
Reportable Geographical Components | Europe
Segment Reporting Information [Line Items]
Property and equipment, net	1,839	1,937	2,167
Reportable Geographical Components | Europe | Other
Segment Reporting Information [Line Items]
Property and equipment, net			1
Reportable Geographical Components | Europe | Germany
Segment Reporting Information [Line Items]
Property and equipment, net	1,839	1,937	2,166
Reportable Geographical Components | Asia-Pacific
Segment Reporting Information [Line Items]
Property and equipment, net	2,355	2,907	2,073
Reportable Geographical Components | Asia-Pacific | Other
Segment Reporting Information [Line Items]
Property and equipment, net	97	108	109
Reportable Geographical Components | Asia-Pacific | Singapore
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,258	$ 2,799	$ 1,964